Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Aug. 24, 2018	Mar. 15, 2018
Long-term Debt
Debt issuance costs	$ (119)	$ (131)
Net unamortized debt premium (discount)	(58)	(62)
Total long-term debt, including current portion	22,288	22,414
Long-term debt due within one year	(2,140)	(47)
Long-term debt	20,148	22,367
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures Due 2026 [Member]
Long-term Debt
Long-term debt	$ 8	8
Long-term debt interest rate	7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures Due 2026 [Member]
Long-term Debt
Long-term debt	$ 200	200
Long-term debt interest rate	7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Long-term Debt
Long-term debt	$ 1,000	1,000
Long-term debt interest rate	7.85%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4% Senior Unsecured Notes Due 2028 [Member]
Long-term Debt
Long-term debt	$ 400	400
Long-term debt interest rate	4.00%			4.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes Due 2041 [Member]
Long-term Debt
Long-term debt	$ 375	375
Long-term debt interest rate	5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes Due 2042 [Member]
Long-term Debt
Long-term debt	$ 400	400
Long-term debt interest rate	4.45%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.6% Senior Unsecured Notes Due 2048 [Member]
Long-term Debt
Long-term debt	$ 600	600
Long-term debt interest rate	4.60%			4.60%
Transcontinental Gas Pipe Line Company, LLC [Member] | Dalton [Member]
Long-term Debt
Other financing obligations	$ 259	260
Transcontinental Gas Pipe Line Company, LLC [Member] | AtlanticSunrise [Member]
Long-term Debt
Other financing obligations	$ 857	807
Transcontinental Gas Pipe Line Company, LLC [Member] | Financing Obligations Approx Int Rate [Member]
Long-term Debt
Long-term debt interest rate	9.00%
Northwest Pipeline LLC [Member] | 7.125% Debentures Due 2025 [Member]
Long-term Debt
Long-term debt	$ 85	85
Long-term debt interest rate	7.125%
Northwest Pipeline LLC [Member] | 4% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt	$ 500	500
Long-term debt interest rate	4.00%		4.00%
The Williams Companies, Inc. [Member]
Long-term Debt
Credit facility loans	$ 0	160
The Williams Companies, Inc. [Member] | 4.125% Senior Unsecured Notes Due 2020 [Member]
Long-term Debt
Long-term debt	$ 600	600
Long-term debt interest rate	4.125%
The Williams Companies, Inc. [Member] | 5.25% Senior Unsecured Notes Due 2020 [Member]
Long-term Debt
Long-term debt	$ 1,500	1,500
Long-term debt interest rate	5.25%
The Williams Companies, Inc. [Member] | 4% Senior Unsecured Notes Due 2021 [Member]
Long-term Debt
Long-term debt	$ 500	500
Long-term debt interest rate	4.00%
The Williams Companies, Inc. [Member] | 7.875% Senior Unsecured Notes Due 2021 [Member]
Long-term Debt
Long-term debt	$ 371	371
Long-term debt interest rate	7.875%
The Williams Companies, Inc. [Member] | 3.35% Senior Unsecured Notes Due 2022 [Member]
Long-term Debt
Long-term debt	$ 750	750
Long-term debt interest rate	3.35%
The Williams Companies, Inc. [Member] | 3.6% Senior Unsecured Notes Due 2022 [Member]
Long-term Debt
Long-term debt	$ 1,250	1,250
Long-term debt interest rate	3.60%
The Williams Companies, Inc. [Member] | 3.7% Senior Unsecured Notes Due 2023 [Member]
Long-term Debt
Long-term debt	$ 850	850
Long-term debt interest rate	3.70%
The Williams Companies, Inc. [Member] | 4.5% Senior Unsecured Notes Due 2023 [Member]
Long-term Debt
Long-term debt	$ 600	600
Long-term debt interest rate	4.50%
The Williams Companies, Inc. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Long-term Debt
Long-term debt	$ 1,000	1,000
Long-term debt interest rate	4.30%
The Williams Companies, Inc. [Member] | 4.55% Senior Unsecured Notes Due 2024 [Member]
Long-term Debt
Long-term debt	$ 1,250	1,250
Long-term debt interest rate	4.55%
The Williams Companies, Inc. [Member] | 3.9% Senior Unsecured Notes Due 2025 [Member]
Long-term Debt
Long-term debt	$ 750	750
Long-term debt interest rate	3.90%
The Williams Companies, Inc. [Member] | 4% Senior Unsecured Notes Due 2025 [Member]
Long-term Debt
Long-term debt	$ 750	750
Long-term debt interest rate	4.00%
The Williams Companies, Inc. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt	$ 1,450	1,450
Long-term debt interest rate	3.75%
The Williams Companies, Inc. [Member] | 7.5% Debentures Due 2031 [Member]
Long-term Debt
Long-term debt	$ 339	339
Long-term debt interest rate	7.50%
The Williams Companies, Inc. [Member] | 7.75% Senior Unsecured Notes Due 2031 [Member]
Long-term Debt
Long-term debt	$ 252	252
Long-term debt interest rate	7.75%
The Williams Companies, Inc. [Member] | 8.75% Senior Unsecured Notes Due 2032 [Member]
Long-term Debt
Long-term debt	$ 445	445
Long-term debt interest rate	8.75%
The Williams Companies, Inc. [Member] | 6.3% Senior Unsecured Notes Due 2040 [Member]
Long-term Debt
Long-term debt	$ 1,250	1,250
Long-term debt interest rate	6.30%
The Williams Companies, Inc. [Member] | 5.8% Senior Unsecured Notes Due 2043 [Member]
Long-term Debt
Long-term debt	$ 400	400
Long-term debt interest rate	5.80%
The Williams Companies, Inc. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Long-term Debt
Long-term debt	$ 500	500
Long-term debt interest rate	5.40%
The Williams Companies, Inc. [Member] | 5.75% Senior Unsecured Notes Due 2044 [Member]
Long-term Debt
Long-term debt	$ 650	650
Long-term debt interest rate	5.75%
The Williams Companies, Inc. [Member] | 4.9% Senior Unsecured Notes Due 2045 [Member]
Long-term Debt
Long-term debt	$ 500	500
Long-term debt interest rate	4.90%
The Williams Companies, Inc. [Member] | 5.1% Senior Unsecured Notes Due 2045 [Member]
Long-term Debt
Long-term debt	$ 1,000	1,000
Long-term debt interest rate	5.10%
The Williams Companies, Inc. [Member] | 4.85 Percent Senior Unsecured Notes Due 2048 [Member]
Long-term Debt
Long-term debt	$ 800	800
Long-term debt interest rate	4.85%
The Williams Companies, Inc. [Member] | Various - 7.625% to 10.25% Senior Unsecured Notes and Debentures Due 2019 to 2027 Minimum Interest Rate [Member]
Long-term Debt
Long-term debt interest rate	7.625%
The Williams Companies, Inc. [Member] | Various - 7.625% to 10.25% Senior Unsecured Notes and Debentures Due 2019 to 2027 Maximum Interest Rate [Member]
Long-term Debt
Long-term debt interest rate	10.25%
The Williams Companies, Inc. [Member] | Various - 7.625% to 10.25% Senior Unsecured Notes and Debentures Due 2019 to 2027 [Member]
Long-term Debt
Long-term debt	$ 24	$ 55